UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :          811-22357

Name of Registrant:             BofA Funds Series Trust

Address of Principal Executive Offices:

100 Federal Street

MA5-100-12-09

Boston, Massachusetts 02110

Name and address of agent of service:

Peter T. Fariel, Esq.

Bank of America Corporation

One Hundred Federal Street

Boston, MA 02110

Registrant's telephone number including area code:  617-772-3864

Date of fiscal year end:

08/31

Date of reporting period:

07/01/2009 - 06/30/2010

Key-

The funds below did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name                              Registrant Time Period

BofA Connecticut Municipal Reserves    07/01/2009-06/30/2010

BofA Government Plus Reserves          07/01/2009-06/30/2010

BofA Massachusetts Municipal Reserves  07/01/2009-06/30/2010

BofA California Tax-Exempt Reserves    07/01/2009-06/30/2010

BofA Tax-Exempt Reserves               07/01/2009-06/30/2010

BofA Cash Reserves                     07/01/2009-06/30/2010

BofA Treasury Reserves                 07/01/2009-06/30/2010

BofA Government Reserves               07/01/2009-06/30/2010

BofA Municipal Reserves                07/01/2009-06/30/2010

BofA Money Market Reserves             07/01/2009-06/30/2010

BofANew York Tax-Exempt Reserves       07/01/2009-06/30/2010

BofA Daily Cash Reserves               07/01/2009-06/30/2010

Any ballot marked 'Abstain' is considered to have been voted.  Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’  Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked  'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'NA' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

Any ballot marked as 'Take No Action' is neither a vote cast for or against management and 'NA' is used to represent this.

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorised.

Registrant:	BofA Funds Series Trust

By:	/s/Michael Pelzar

Name:	Michael Pelzar

Title:	President

Date:	Aug 4 2010